UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)

Counterpoint Tactical Equity Fund

Class A (CPAEX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.69%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$366,800,443
Number of Portfolio Holdings	269
Advisory Fee (net of waivers)	$1,759,037
Portfolio Turnover	141%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.7%
Exchange-Traded Funds	12.6%
Money Market Funds	9.5%
Purchased Options	0.4%
U.S. Government & Agencies	38.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.6%
Real Estate	0.2%
Future Option	0.4%
Collateral for Securities Loaned	0.7%
Utilities	1.0%
Communications	1.8%
Consumer Staples	1.8%
Health Care	2.2%
Materials	2.5%
Energy	2.6%
Financials	3.0%
Industrials	5.3%
Consumer Discretionary	6.0%
Money Market	7.7%
Technology	7.8%
Equity	11.1%
U.S. Treasury Obligations	34.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.200%, 06/12/25	13.5%
United States Treasury Bill, 4.085%, 09/25/25	13.4%
Counterpoint Quantitative Equity ETF	11.1%
Fidelity Treasury Portfolio, Class I	7.6%
United States Treasury Bill, 4.240%, 05/20/25	4.7%
United States Treasury Bill, 4.220%, 08/21/25	2.7%
S&P Emini 2nd Wee Apr25P 2EJ5P 5850 Index, 04/11/25 5850.0 Put	0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.4%
Hertz Global Holdings, Inc.	0.2%
Perimeter Solutions, Inc.	0.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Counterpoint Tactical Equity Fund - Class A (CPAEX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CPAEX

Counterpoint Tactical Equity Fund

Class C (CPCEX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	2.44%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$366,800,443
Number of Portfolio Holdings	269
Advisory Fee (net of waivers)	$1,759,037
Portfolio Turnover	141%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.7%
Exchange-Traded Funds	12.6%
Money Market Funds	9.5%
Purchased Options	0.4%
U.S. Government & Agencies	38.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.6%
Real Estate	0.2%
Future Option	0.4%
Collateral for Securities Loaned	0.7%
Utilities	1.0%
Communications	1.8%
Consumer Staples	1.8%
Health Care	2.2%
Materials	2.5%
Energy	2.6%
Financials	3.0%
Industrials	5.3%
Consumer Discretionary	6.0%
Money Market	7.7%
Technology	7.8%
Equity	11.1%
U.S. Treasury Obligations	34.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.200%, 06/12/25	13.5%
United States Treasury Bill, 4.085%, 09/25/25	13.4%
Counterpoint Quantitative Equity ETF	11.1%
Fidelity Treasury Portfolio, Class I	7.6%
United States Treasury Bill, 4.240%, 05/20/25	4.7%
United States Treasury Bill, 4.220%, 08/21/25	2.7%
S&P Emini 2nd Wee Apr25P 2EJ5P 5850 Index, 04/11/25 5850.0 Put	0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.4%
Hertz Global Holdings, Inc.	0.2%
Perimeter Solutions, Inc.	0.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Counterpoint Tactical Equity Fund - Class C (CPCEX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CPCEX

Counterpoint Tactical Equity Fund

Class I (CPIEX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.44%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$366,800,443
Number of Portfolio Holdings	269
Advisory Fee (net of waivers)	$1,759,037
Portfolio Turnover	141%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.7%
Exchange-Traded Funds	12.6%
Money Market Funds	9.5%
Purchased Options	0.4%
U.S. Government & Agencies	38.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.6%
Real Estate	0.2%
Future Option	0.4%
Collateral for Securities Loaned	0.7%
Utilities	1.0%
Communications	1.8%
Consumer Staples	1.8%
Health Care	2.2%
Materials	2.5%
Energy	2.6%
Financials	3.0%
Industrials	5.3%
Consumer Discretionary	6.0%
Money Market	7.7%
Technology	7.8%
Equity	11.1%
U.S. Treasury Obligations	34.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.200%, 06/12/25	13.5%
United States Treasury Bill, 4.085%, 09/25/25	13.4%
Counterpoint Quantitative Equity ETF	11.1%
Fidelity Treasury Portfolio, Class I	7.6%
United States Treasury Bill, 4.240%, 05/20/25	4.7%
United States Treasury Bill, 4.220%, 08/21/25	2.7%
S&P Emini 2nd Wee Apr25P 2EJ5P 5850 Index, 04/11/25 5850.0 Put	0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.4%
Hertz Global Holdings, Inc.	0.2%
Perimeter Solutions, Inc.	0.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Counterpoint Tactical Equity Fund - Class I (CPIEX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CPIEX

Counterpoint Tactical Income Fund

Class A (CPATX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.69%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,978,781,018
Number of Portfolio Holdings	158
Advisory Fee (net of waivers)	$11,803,171
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	5.7%
Exchange-Traded Funds	17.1%
Money Market Funds	5.7%
Open End Funds	59.3%
U.S. Government & Agencies	12.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Health Care	0.2%
Utilities	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Financials	0.4%
Energy	0.4%
Technology	0.5%
Money Market	0.5%
Industrials	0.6%
Materials	0.7%
Consumer Discretionary	1.1%
Communications	1.4%
Collateral for Securities Loaned	5.3%
U.S. Treasury Obligations	12.6%
Fixed Income	78.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Floating Rate High Income Fund, Class I	15.6%
PIMCO High Yield Fund, Institutional Class	10.7%
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	10.6%
PGIM High Yield Fund, Class Z	8.4%
iShares Broad USD High Yield Corporate Bond ETF	7.4%
BlackRock Floating Rate Income Portfolio, Institutional Class	6.5%
JPMorgan High Yield Fund, Class I	5.3%
Invesco Senior Loan ETF	5.2%
United States Treasury Bill, 4.220%, 04/29/25	4.0%
United States Treasury Bill, 4.250%, 04/17/25	2.6%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's next prospectus, which we expect to be available by January 27, 2026 or upon request at 1-844-273-8637.

Effective as of the close of business on March 17, 2025 (the "Closing Date"), the Fund is offered on a limited basis and investors are eligible to purchase shares of the Fund as described in the supplement dated February 1, 2025. Certain types of investors are allowed to invest in the Fund after the Closing Date without additional authorization. Other types of investors may invest in the Fund after Closing Date only if approved by the Adviser and the Fund.

Counterpoint Tactical Income Fund - Class A (CPATX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CPATX

Counterpoint Tactical Income Fund

Class C (CPCTX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.44%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,978,781,018
Number of Portfolio Holdings	158
Advisory Fee (net of waivers)	$11,803,171
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	5.7%
Exchange-Traded Funds	17.1%
Money Market Funds	5.7%
Open End Funds	59.3%
U.S. Government & Agencies	12.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Health Care	0.2%
Utilities	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Financials	0.4%
Energy	0.4%
Technology	0.5%
Money Market	0.5%
Industrials	0.6%
Materials	0.7%
Consumer Discretionary	1.1%
Communications	1.4%
Collateral for Securities Loaned	5.3%
U.S. Treasury Obligations	12.6%
Fixed Income	78.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Floating Rate High Income Fund, Class I	15.6%
PIMCO High Yield Fund, Institutional Class	10.7%
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	10.6%
PGIM High Yield Fund, Class Z	8.4%
iShares Broad USD High Yield Corporate Bond ETF	7.4%
BlackRock Floating Rate Income Portfolio, Institutional Class	6.5%
JPMorgan High Yield Fund, Class I	5.3%
Invesco Senior Loan ETF	5.2%
United States Treasury Bill, 4.220%, 04/29/25	4.0%
United States Treasury Bill, 4.250%, 04/17/25	2.6%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's next prospectus, which we expect to be available by January 27, 2026 or upon request at 1-844-273-8637.

Effective as of the close of business on March 17, 2025 (the "Closing Date"), the Fund is offered on a limited basis and investors are eligible to purchase shares of the Fund as described in the supplement dated February 1, 2025. Certain types of investors are allowed to invest in the Fund after the Closing Date without additional authorization. Other types of investors may invest in the Fund after Closing Date only if approved by the Adviser and the Fund.

Counterpoint Tactical Income Fund - Class C (CPCTX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CPCTX

Counterpoint Tactical Income Fund

Class I (CPITX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.44%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,978,781,018
Number of Portfolio Holdings	158
Advisory Fee (net of waivers)	$11,803,171
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	5.7%
Exchange-Traded Funds	17.1%
Money Market Funds	5.7%
Open End Funds	59.3%
U.S. Government & Agencies	12.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Health Care	0.2%
Utilities	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Financials	0.4%
Energy	0.4%
Technology	0.5%
Money Market	0.5%
Industrials	0.6%
Materials	0.7%
Consumer Discretionary	1.1%
Communications	1.4%
Collateral for Securities Loaned	5.3%
U.S. Treasury Obligations	12.6%
Fixed Income	78.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Floating Rate High Income Fund, Class I	15.6%
PIMCO High Yield Fund, Institutional Class	10.7%
Blackrock Series Fund V-BlackRock High Yield, Institutional Class	10.6%
PGIM High Yield Fund, Class Z	8.4%
iShares Broad USD High Yield Corporate Bond ETF	7.4%
BlackRock Floating Rate Income Portfolio, Institutional Class	6.5%
JPMorgan High Yield Fund, Class I	5.3%
Invesco Senior Loan ETF	5.2%
United States Treasury Bill, 4.220%, 04/29/25	4.0%
United States Treasury Bill, 4.250%, 04/17/25	2.6%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's next prospectus, which we expect to be available by January 27, 2026 or upon request at 1-844-273-8637.

Effective as of the close of business on March 17, 2025 (the "Closing Date"), the Fund is offered on a limited basis and investors are eligible to purchase shares of the Fund as described in the supplement dated February 1, 2025. Certain types of investors are allowed to invest in the Fund after the Closing Date without additional authorization. Other types of investors may invest in the Fund after Closing Date only if approved by the Adviser and the Fund.

Counterpoint Tactical Income Fund - Class I (CPITX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CPITX

Counterpoint Tactical Municipal Fund

Class A (TMNAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.18%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$304,333,536
Number of Portfolio Holdings	17
Advisory Fee	$1,071,841
Portfolio Turnover	146%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	86.9%
Open End Funds	13.0%
Purchased Options	0.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Future Option	0.1%
Fixed Income	12.7%
Money Market Funds	85.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	85.2%
Nuveen High Yield Municipal Bond Fund, Class I	6.4%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.6%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.4%
AB High Income Municipal Portfolio, Advisor Class	1.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.3%
CDX North American High Yield Index Version 1 Series 43 Swaption, 07/16/25 105.0	0.1%
U.S. Long Bond Future, 06/20/25 116.0 Put	0.1%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Counterpoint Tactical Municipal Fund - Class A (TMNAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TMNAX

Counterpoint Tactical Municipal Fund

Class C (TMNCX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.93%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$304,333,536
Number of Portfolio Holdings	17
Advisory Fee	$1,071,841
Portfolio Turnover	146%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	86.9%
Open End Funds	13.0%
Purchased Options	0.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Future Option	0.1%
Fixed Income	12.7%
Money Market Funds	85.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	85.2%
Nuveen High Yield Municipal Bond Fund, Class I	6.4%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.6%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.4%
AB High Income Municipal Portfolio, Advisor Class	1.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.3%
CDX North American High Yield Index Version 1 Series 43 Swaption, 07/16/25 105.0	0.1%
U.S. Long Bond Future, 06/20/25 116.0 Put	0.1%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Counterpoint Tactical Municipal Fund - Class C (TMNCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TMNCX

Counterpoint Tactical Municipal Fund

Class I (TMNIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.93%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$304,333,536
Number of Portfolio Holdings	17
Advisory Fee	$1,071,841
Portfolio Turnover	146%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	86.9%
Open End Funds	13.0%
Purchased Options	0.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Future Option	0.1%
Fixed Income	12.7%
Money Market Funds	85.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock Liquidity Funds MuniCash, Institutional Class	85.2%
Nuveen High Yield Municipal Bond Fund, Class I	6.4%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.6%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.4%
AB High Income Municipal Portfolio, Advisor Class	1.0%
PIMCO High Yield Municipal Bond Fund, Institutional Class	0.3%
CDX North American High Yield Index Version 1 Series 43 Swaption, 07/16/25 105.0	0.1%
U.S. Long Bond Future, 06/20/25 116.0 Put	0.1%
American High-Income Municipal Bond Fund, Class F-3	0.0%
T Rowe Price Tax-Free High Yield Fund, Inc., Class I	0.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Counterpoint Tactical Municipal Fund - Class I (TMNIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TMNIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Counterpoint Tactical Income Fund

Class A – CPATX
Class C – CPCTX
Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX
Class C – CPCEX
Class I – CPIEX

Counterpoint Tactical Municipal Fund

Class A – TMNAX
Class C – TMNCX
Class I – TMNIX

Semi-Annual Financial Statements
and Additional Information
March 31, 2025

1-844-273-8637
www.counterpointfunds.com

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 17.6%
	FIXED INCOME - 17.6%
87,300	Counterpoint High Yield Trend ETF(a)(h)			$1,903,140
4,937,232	Invesco Senior Loan ETF(a)			102,200,702
3,964,119	iShares Broad USD High Yield Corporate Bond ETF(a)			145,919,221
100,000	PGIM Active High Yield Bond ETF(a)			3,482,000
1,130,422	SPDR Blackstone Senior Loan ETF(a)			46,494,257
950,000	VanEck High Yield Muni ETF(a)			48,621,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $351,105,462)			348,620,320

	OPEN END FUNDS — 61.1%
	FIXED INCOME - 61.1%
13,383,298	BlackRock Floating Rate Income Portfolio, Institutional Class			127,676,660
29,896,366	Blackrock Series Fund V-BlackRock High Yield, Institutional Class			210,470,418
33,863,765	Fidelity Advisor Floating Rate High Income Fund, Class I			309,514,812
5,219,005	Goldman Sachs High Yield Floating Rate Fund, Institutional Class			45,248,774
16,367,612	JPMorgan High Yield Fund, Class I			105,571,098
1,808	Lord Abbett Floating Rate Fund, Class I			14,555
1,000	Lord Abbett High Yield Fund, Class I			6,320
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I			5,180
1,000	Nuveen High Yield Fund, Institutional Class			8,710
34,751,949	PGIM High Yield Fund, Class Z			165,766,795
26,458,745	PIMCO High Yield Fund, Institutional Class			211,140,788
4,109,371	Transamerica High Yield Bond, Class I			33,039,341
	TOTAL OPEN END FUNDS (Cost $1,173,128,421)			1,208,463,451

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 5.9%
	ADVERTISING & MARKETING — 0.1%
859,000	Advantage Sales & Marketing, Inc.(b)	6.5000	11/15/28	754,147
1,029,000	CMG Media Corporation(b)	8.8750	06/18/29	890,085

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.9% (Continued)
	ADVERTISING & MARKETING — 0.1% (Continued)
833,000	Outfront Media Capital, LLC / Outfront Media Capital Corporation(b)	5.0000	08/15/27	$819,131
				2,463,363
	AEROSPACE & DEFENSE — 0.1%
777,000	Bombardier, Inc.(b)	7.4500	05/01/34	798,441
736,000	Spirit AeroSystems, Inc.(b)	9.7500	11/15/30	813,762
				1,612,203
	APPAREL & TEXTILE PRODUCTS — 0.0%(c)
767,000	Hanesbrands, Inc.(b)	9.0000	02/15/31	808,913

	ASSET MANAGEMENT — 0.0%(c)
774,000	Clue Opco, LLC(b)	9.5000	10/15/31	774,897

	AUTOMOTIVE — 0.2%
826,000	American Axle & Manufacturing, Inc.	6.8750	07/01/28	786,865
808,000	Clarios Global, L.P. / Clarios US Finance Company(b)	6.7500	02/15/30	816,403
808,000	Garrett Motion Holdings, Inc. / Garrett LX I Sarl(b)	7.7500	05/31/32	799,670
895,000	Goodyear Tire & Rubber Company (The)	5.2500	04/30/31	808,184
				3,211,122
	BIOTECH & PHARMA — 0.1%
1,435,000	Bausch Health Companies, Inc.(b)	5.0000	01/30/28	1,049,351

	CABLE & SATELLITE — 0.3%
1,014,000	Altice Financing S.A.(b)	5.0000	01/15/28	763,493
2,340,000	CSC Holdings, LLC(b)	4.6250	12/01/30	1,142,114
772,000	DISH Network Corporation(b)	11.7500	11/15/27	814,040
1,755,000	LCPR Senior Secured Financing DAC(b)	6.7500	10/15/27	1,470,917
795,000	Midcontinent Communications(b)	8.0000	08/15/32	809,541
908,000	Ziggo Bond Company BV(a),(b)	5.1250	02/28/30	792,414
				5,792,519
	CHEMICALS — 0.3%
860,000	Chemours Co./The(a),(b)	5.7500	11/15/28	794,285
854,000	Element Solutions, Inc.(b)	3.8750	09/01/28	804,671
854,000	Mativ Holdings, Inc.(b)	8.0000	10/01/29	737,557
849,000	SCIH Salt Holdings, Inc.(b)	4.8750	05/01/28	808,062

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.9% (Continued)
	CHEMICALS — 0.3% (Continued)
901,000	Tronox, Inc.(a),(b)	4.6250	03/15/29	$771,435
887,000	Vibrantz Technologies, Inc.(b)	9.0000	02/15/30	724,047
				4,640,057
	COMMERCIAL SUPPORT SERVICES — 0.3%
798,000	Allied Universal Holdco, LLC(b)	7.8750	02/15/31	808,811
823,000	Cimpress PLC(a),(b)	7.3750	09/15/32	757,362
793,000	RR Donnelley & Sons Company(b)	9.5000	08/01/29	786,320
800,000	Wrangler Holdco Corporation(b)	6.6250	04/01/32	815,278
895,000	ZipRecruiter, Inc.(b)	5.0000	01/15/30	787,791
				3,955,562
	CONSTRUCTION MATERIALS — 0.0%(c)
772,000	AmeriTex HoldCompany Intermediate, LLC(b)	10.2500	10/15/28	793,403

	CONTAINERS & PACKAGING — 0.0%(c)
816,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer(b)	4.0000	10/15/27	824,160

	ELECTRIC UTILITIES — 0.1%
806,000	Alpha Generation, LLC(b)	6.7500	10/15/32	807,138
851,000	Calpine Corporation(a),(b)	5.0000	02/01/31	813,068
				1,620,206
	ELECTRICAL EQUIPMENT — 0.0%(c)
811,000	Vertical Holdco GmbH(b)	7.6250	07/15/28	813,010

	ENGINEERING & CONSTRUCTION — 0.0%(c)
808,000	Brundage-Bone Concrete Pumping Holdings, Inc.(b)	7.5000	02/01/32	769,693

	ENTERTAINMENT CONTENT — 0.1%
2,138,000	Liberty Interactive, LLC	8.2500	02/01/30	842,124
1,605,000	Univision Communications, Inc.(b)	8.0000	08/15/28	1,611,741
				2,453,865
	FOOD — 0.1%
1,247,000	Chobani Holdco II, LLC(b)	8.7500	10/01/29	1,353,236

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.9% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
888,000	Domtar Corporation(b)	6.7500	10/01/28	$805,743
836,000	Magnera Corporation(b)	7.2500	11/15/31	814,101
				1,619,844
	GAS & WATER UTILITIES — 0.1%
841,000	AmeriGas Partners, L.P. / AmeriGas Finance Corporation(a),(b)	9.3750	06/01/28	833,148
821,000	Ferrellgas Escrow, LLC / FG Operating Finance Corporation(b)	5.3750	04/01/26	813,076
				1,646,224
	HEALTH CARE FACILITIES & SERVICES — 0.1%
878,000	AdaptHealth, LLC(b)	5.1250	03/01/30	801,306
790,000	CHS/Community Health Systems, Inc.(b)	10.8750	01/15/32	778,791
1,242,000	LifePoint Health, Inc.(b)	10.0000	06/01/32	1,186,308
802,000	US Acute Care Solutions, LLC(b)	9.7500	05/15/29	800,221
				3,566,626
	HOME CONSTRUCTION — 0.1%
824,000	Cornerstone Building Brands, Inc.(b)	9.5000	08/15/29	680,727
1,853,000	CP Atlas Buyer, Inc.(b)	7.0000	12/01/28	1,466,027
751,000	K Hovnanian Enterprises, Inc.(b)	11.7500	09/30/29	806,319
				2,953,073
	HOUSEHOLD PRODUCTS — 0.0%(c)
1,039,000	Kronos Acquisition Holdings, Inc.(b)	10.7500	06/30/32	790,795

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
759,000	Chart Industries, Inc.(a),(b)	9.5000	01/01/31	810,678
829,000	Park-Ohio Industries, Inc.	6.6250	04/15/27	802,917
				1,613,595
	INDUSTRIAL SUPPORT SERVICES — 0.0%(c)
839,000	Alta Equipment Group, Inc.(b)	9.0000	06/01/29	733,081

	INSURANCE — 0.3%
795,000	Acrisure, LLC / Acrisure Finance, Inc.(b)	7.5000	11/06/30	808,992
854,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(b)	5.8750	11/01/29	826,133
785,000	Ardonagh Group Finance Ltd.(b)	8.8750	02/15/32	800,722
800,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance(b)	7.1250	05/15/31	811,551

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.9% (Continued)
	INSURANCE — 0.3% (Continued)
795,000	Howden UK Refinance PLC / Howden UK Refinance 2(b)	8.1250	02/15/32	$803,921
				4,051,319
	INTERNET MEDIA & SERVICES — 0.1%
1,554,000	Millennium Escrow Corporation(b)	6.6250	08/01/26	1,103,524

	LEISURE FACILITIES & SERVICES — 0.3%
906,000	1011778 BC ULC / New Red Finance, Inc.(b)	4.0000	10/15/30	820,440
924,000	AMC Entertainment Holdings, Inc.(b)	7.5000	02/15/29	695,160
824,000	Churchill Downs, Inc.(b)	5.5000	04/01/27	817,933
864,000	Hilton Grand Vacations Borrower Escrow, LLC / Hilton Grand Vacations Borrower Esc(a),(b)	5.0000	06/01/29	810,003
846,000	Merlin Entertainments Group US Holdings, Inc.(b)	7.3750	02/15/31	800,058
792,000	Ontario Gaming GTA, L.P.(b)	8.0000	08/01/30	788,227
1,083,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corporation(b)	5.6250	09/01/29	801,420
764,000	Raising Cane’s Restaurants, LLC(b)	9.3750	05/01/29	812,616
				6,345,857
	MACHINERY — 0.0%(c)
774,000	Maxim Crane Works Holdings Capital, LLC(b)	11.5000	09/01/28	777,446

	METALS & MINING — 0.2%
730,000	Arsenal AIC Parent, LLC(b)	11.5000	10/01/31	794,728
1,503,000	Hecla Mining Company	7.2500	02/15/28	1,517,142
818,000	Hudbay Minerals, Inc.(b)	6.1250	04/01/29	813,334
797,000	Taseko Mines Ltd.(b)	8.2500	05/01/30	814,393
				3,939,597
	OIL & GAS PRODUCERS — 0.3%
797,000	Blue Racer Midstream, LLC / Blue Racer Finance Corporation(b)	7.0000	07/15/29	814,242
785,000	Blue Racer Midstream, LLC / Blue Racer Finance Corporation(b)	7.2500	07/15/32	812,696
790,000	CITGO Petroleum Corporation(b)	8.3750	01/15/29	804,565
880,000	CNX Midstream Partners, L.P.(b)	4.7500	04/15/30	816,498
834,000	Comstock Resources, Inc.(b)	6.7500	03/01/29	810,987
820,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation	7.8750	05/15/32	826,313
787,000	Global Partners, L.P. / GLP Finance Corporation(b)	8.2500	01/15/32	807,608
798,000	NGL Energy Partners, L.P.(b)	8.1250	02/15/29	798,055
790,000	Prairie Acquiror, L.P.(b)	9.0000	08/01/29	804,986
				7,295,950

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.9% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
815,000	Precision Drilling Corporation(b)	6.8750	01/15/29	$796,141
885,000	Transocean, Inc.	7.5000	04/15/31	780,234
				1,576,375
	PUBLISHING & BROADCASTING — 0.2%
790,000	Clear Channel Outdoor Holdings, Inc.(b)	7.8750	04/01/30	775,302
1,832,000	iHeartCommunications, Inc.(b)	9.1250	05/01/29	1,465,050
1,135,000	Sinclair Television Group, Inc.(b)	4.1250	12/01/30	790,244
				3,030,596
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
857,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LLC(b)	4.5000	04/01/27	821,740
857,000	Service Properties Trust	8.8750	06/15/32	849,217
1,798,000	Uniti Group, L.P. / Uniti Fiber Holdings, Inc. / CSL Capital, LLC(b)	6.0000	01/15/30	1,559,362
				3,230,319
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(c)
923,000	Five Point Operating Company, L.P. / Five Point Capital Corporation(b),(d)	10.5000	01/15/28	945,086

	RETAIL - DISCRETIONARY — 0.5%
790,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(b)	8.0000	02/15/31	766,658
841,000	Beacon Roofing Supply, Inc.(b)	4.1250	05/15/29	847,542
846,000	BlueLinx Holdings, Inc.(b)	6.0000	11/15/29	797,767
1,469,000	Carvana Company(b)	9.0000	06/01/30	1,556,572
838,000	Champions Financing, Inc.(a),(b)	8.7500	02/15/29	751,000
1,438,000	Evergreen Acqco 1, L.P. / TVI, Inc.(b)	9.7500	04/26/28	1,496,056
936,000	Gap, Inc. (The)(b)	3.8750	10/01/31	808,438
826,000	PetSmart, Inc. / PetSmart Finance Corporation(b)	7.7500	02/15/29	755,622
1,299,000	QVC, Inc.	5.4500	08/15/34	670,155
823,000	White Cap Buyer, LLC(b)	6.8750	10/15/28	790,526
				9,240,336
	SOFTWARE — 0.2%
782,000	Capstone Borrower, Inc.(b)	8.0000	06/15/30	803,966
820,000	Central Parent, Inc. / CDK Global, Inc.(b)	7.2500	06/15/29	709,959
875,000	Clarivate Science Holdings Corporation(b)	4.8750	07/01/29	782,013
805,000	SS&C Technologies, Inc.(b)	6.5000	06/01/32	814,560
803,000	UKG, Inc.(b)	6.8750	02/01/31	815,096
				3,925,594

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.9% (Continued)
	SPECIALTY FINANCE — 0.1%
797,000	Blackstone Mortgage Trust, Inc.(b)	7.7500	12/01/29	$819,322
824,000	LFS Topco, LLC(b)	5.8750	10/15/26	805,259
849,000	Nationstar Mortgage Holdings, Inc.(b)	5.7500	11/15/31	851,394
				2,475,975
	STEEL — 0.1%
788,000	ATI, Inc.	7.2500	08/15/30	812,321
864,000	TMS International Corporation(b)	6.2500	04/15/29	804,721
				1,617,042
	TECHNOLOGY HARDWARE — 0.2%
1,803,000	CommScope, Inc.(b)	7.1250	07/01/28	1,592,277
852,000	NCR Corporation(b)	5.1250	04/15/29	812,373
1,127,000	Viasat, Inc.(b)	7.5000	05/30/31	852,231
1,616,000	Xerox Holdings Corporation(b)	8.8750	11/30/29	1,092,836
				4,349,717
	TECHNOLOGY SERVICES — 0.1%
808,000	Amentum Escrow Corporation(b)	7.2500	08/01/32	795,746
875,000	CoreLogic, Inc.(b)	4.5000	05/01/28	815,456
				1,611,202
	TELECOMMUNICATIONS — 0.6%
2,038,000	Altice France S.A.(b)	5.1250	01/15/29	1,602,336
1,731,000	Cablevision Lightpath, LLC(a),(b)	3.8750	09/15/27	1,645,042
980,000	CenturyLink, Inc.	7.6000	09/15/39	772,695
1,623,000	Cogent Communications Group, Inc.(b)	7.0000	06/15/27	1,636,058
1,680,000	Consolidated Communications, Inc.(b)	6.5000	10/01/28	1,623,915
757,000	EchoStar Corporation	10.7500	11/30/29	794,587
1,533,000	Frontier Communications Holdings, LLC(b)	8.6250	03/15/31	1,635,644
1,572,000	Level 3 Financing, Inc.(b)	4.5000	04/01/30	1,270,455
928,000	Lumen Technologies, Inc.(b)	4.1250	04/15/30	871,901
790,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(b)	8.2500	10/01/31	804,752
				12,657,385
	TRANSPORTATION & LOGISTICS — 0.0%(c)
770,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(b)	9.8750	09/20/31	760,013

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.9% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.1%
1,651,000	Performance Food Group, Inc.(b)	5.5000	10/15/27	$1,636,900

	TOTAL CORPORATE BONDS (Cost $120,509,651)			116,429,031

	U.S. GOVERNMENT & AGENCIES — 12.6%
	U.S. TREASURY BILLS — 12.6%
51,000,000	United States Treasury Bill(e)(i)	4.2500	04/17/25	50,903,792
80,000,000	United States Treasury Bill(a),(e)	4.2200	04/29/25	79,736,488
25,000,000	United States Treasury Bill(e)	4.2100	06/05/25	24,810,492
25,000,000	United States Treasury Bill(e)	4.2000	07/01/25	24,735,531
35,000,000	United States Treasury Bill(e)	4.1400	07/31/25	34,509,152
35,000,000	United States Treasury Bill(e)	3.9450	03/19/26	33,677,333
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $248,375,468)			248,372,788

Shares
	SHORT-TERM INVESTMENTS — 5.8%
	COLLATERAL FOR SECURITIES LOANED - 5.3%
30,000,000	BlackRock Liquidity FedFund, Institutional Class, 4.35%(f),(g)			30,000,000
46,449,728	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.36%(f),(g)			46,449,728
30,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.37%(f),(g)			30,000,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $106,449,728)			106,449,728

	MONEY MARKET FUNDS - 0.5%
8,986,915	Goldman Sachs Financial Square Government Fund, Class FST, 4.24% (Cost $8,986,915)(g)			8,986,915

	TOTAL SHORT-TERM INVESTMENTS (Cost $115,436,643)			115,436,643

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	TOTAL INVESTMENTS - 103.0% (Cost $2,008,555,645)	$2,037,322,233
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(58,541,215)
	NET ASSETS - 100.0%	$1,978,781,018

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $185,712,003.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the total market value of 144A securities is 106,166,277 or 5.4% of net assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2025.

(e)	Zero coupon bond. Rate shown is discount rate.

(f)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $106,449,728 at March 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $83,536,905.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(h)	Affiliated investment.

(i)	All or a portion of this security is pledged as collateral for total return swaps. As of March 31, 2025, the fair value of the pledged portion is 5,988,681.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value	Depreciation
CDX North American High Yield Index Version 1, Series 44 *	Wells Fargo	Quarterly	Sell	5.00%	6/20/2030	$142,900,000	$8,584,564	$7,551,932	$(1,032,632)

TOTAL RETURN SWAPS
		Payment			Maturity	Number of	Notional	Upfront	Unrealized
Description/Received	Counterparty	Frequency	Currency	Rate Paid***	Date	Contracts	Amount	Payments/Receipts	Appreciation
iBoxx USD Liquid High Yield Index Series 1 Version 1 **	JP Morgan	Maturity	USD	SOFR	6/20/2025	484,032	$175,000,000	$—	$1,481,948

SOFR - Secured Overnight Financing Rate

*	The underlying holdings of this security can be found at https://www.spglobal.com/spdji/en/documents/index-news-and-announcements/CDX.NA.HY.44-V1.pdf

**	The underlying holdings of this security can be found at https://indicesweb.ihsmarkit.com/iBoxx/details/index?id=usd.hytop.275_usd_n_l_us_eod_calc

***	Rate shown is as of March 31, 2025.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.2%
	ADVERTISING & MARKETING - 0.3%
59,238	Stagwell, Inc.(a)	$358,390
14,108	Trade Desk, Inc. (The), Class A(a)	771,990
		1,130,380
	AEROSPACE & DEFENSE - 0.3%
1,934	Moog, Inc., Class A	335,259
4,420	Textron, Inc.	319,345
250	TransDigm Group, Inc.	345,822
		1,000,426
	APPAREL & TEXTILE PRODUCTS - 0.3%
36,017	Capri Holdings Ltd.(a)	710,616
8,710	On Holding A.G.(a)	382,543
		1,093,159
	ASSET MANAGEMENT - 0.6%
25,373	Grid Dynamics Holdings, Inc.(a)	397,087
36,752	Icahn Enterprises, L.P.	332,973
65,208	P10, Inc.(b)	766,194
8,687	Robinhood Markets, Inc., Class A(a)	361,553
6,785	Victory Capital Holdings, Inc.	392,648
		2,250,455
	AUTOMOTIVE - 0.5%
56,909	Adient PLC(a)	731,850
53,576	Dana, Inc.	714,168
7,577	General Motors Company	356,346
		1,802,364
	BANKING - 0.4%
5,459	Citigroup, Inc.	387,534
8,631	Citizens Financial Group, Inc.	353,612
14,693	Customers Bancorp, Inc.(a)	737,589
		1,478,735
	BEVERAGES - 0.1%
14,448	MGP Ingredients, Inc.	424,482

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.2% (Continued)
	CABLE & SATELLITE - 0.1%
9,402	Comcast Corporation, Class A	$346,934

	CHEMICALS - 0.8%
12,142	Axalta Coating Systems Ltd.(a)	402,750
4,685	Balchem Corporation	777,710
25,736	Orion S.A.	332,766
84,382	Perimeter Solutions, Inc.(a)	849,727
3,642	RPM International, Inc.	421,307
		2,784,260
	COMMERCIAL SUPPORT SERVICES - 0.9%
32,476	AMN Healthcare Services, Inc.(a)	794,363
5,874	Brady Corporation, Class A	414,939
4,880	Brink’s Company (The)	420,461
20,823	CoreCivic, Inc.(a)	422,499
6,857	H&R Block, Inc.	376,518
2,943	Huron Consulting Group, Inc.(a)	422,173
9,914	Willdan Group, Inc.(a)	403,698
		3,254,651
	CONSTRUCTION MATERIALS - 0.1%
8,862	Apogee Enterprises, Inc.	410,576

	CONSUMER SERVICES - 0.4%
110,047	Coursera, Inc.(a)	732,913
2,437	Grand Canyon Education, Inc.(a)	421,650
15,221	Universal Technical Institute, Inc.(a)	390,875
		1,545,438
	DIVERSIFIED INDUSTRIALS - 0.1%
4,726	Pentair PLC	413,430

	E-COMMERCE DISCRETIONARY - 0.6%
12,964	Liquidity Services, Inc.(a)	402,014
160	MercadoLibre, Inc.(a)	312,139
129,167	RealReal, Inc. (The)(a)(b)	696,211
103,061	Stitch Fix, Inc., Class A(a)	334,948

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.2% (Continued)
	E-COMMERCE DISCRETIONARY - 0.6% (Continued)
10,311	Wayfair, Inc., Class A(a)	$330,261
		2,075,573
	ELECTRIC UTILITIES - 0.7%
12,471	Brookfield Infrastructure Partners, L.P.	371,511
7,728	NRG Energy, Inc.	737,715
5,913	Vistra Corporation	694,423
87,899	XPLR Infrastructure, L.P.	835,040
		2,638,689
	ELECTRICAL EQUIPMENT - 1.0%
11,179	Atmus Filtration Technologies, Inc.	410,605
2,176	Badger Meter, Inc.	413,984
7,409	Belden, Inc.	742,752
7,744	BWX Technologies, Inc.	763,946
7,510	Itron, Inc.(a)	786,747
1,180	Trane Technologies PLC	397,566
		3,515,600
	ENGINEERING & CONSTRUCTION - 0.6%
8,012	AECOM	742,952
5,392	Granite Construction, Inc.	406,557
6,559	KBR, Inc.	326,704
6,426	Primoris Services Corporation	368,917
16,805	Tutor Perini Corporation(a)	389,540
		2,234,670
	ENTERTAINMENT CONTENT - 0.3%
246,570	fuboTV, Inc.(a)	719,984
105,099	Playtika Holding Corporation	543,362
		1,263,346
	FOOD - 0.6%
10,729	BellRing Brands, Inc.(a)	798,881
51,585	Herbalife Ltd.(a)	445,179
16,827	Nomad Foods Ltd.	330,651
15,621	USANA Health Sciences, Inc.(a)	421,298
		1,996,009

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.2% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
4,431	Louisiana-Pacific Corporation	$407,563
11,998	Sylvamo Corporation	804,707
3,086	UFP Industries, Inc.	330,325
4,917	West Fraser Timber Company Ltd.	378,314
		1,920,909
	GAS & WATER UTILITIES - 0.2%
24,967	Aris Water Solutions, Inc., Class A	799,943

	HEALTH CARE FACILITIES & SERVICES - 1.1%
26,826	Acadia Healthcare Company, Inc.(a)	813,364
184,911	agilon health, Inc.(a)	800,665
111,054	Clover Health Investments Corporation(a)	398,684
1,857	IQVIA Holdings, Inc.(a)	327,389
29,006	Pediatrix Medical Group, Inc.(a)	420,297
88,326	Teladoc Health, Inc.(a)	703,075
6,014	Tenet Healthcare Corporation(a)	808,883
		4,272,357
	HOME & OFFICE PRODUCTS - 0.4%
93,446	Leggett & Platt, Inc.	739,158
71,926	Steelcase, Inc., Class A	788,309
		1,527,467
	HOME CONSTRUCTION - 1.1%
5,529	Armstrong World Industries, Inc.	778,926
10,688	Griffon Corporation	764,192
69,545	JELD-WEN Holding, Inc.(a)	415,184
6,536	M/I Homes, Inc.(a)	746,280
11,094	Masco Corporation	771,477
6,911	Taylor Morrison Home Corporation(a)	414,936
		3,890,995
	HOUSEHOLD PRODUCTS - 0.3%
65,176	Coty, Inc., Class A(a)	356,512
5,071	Estee Lauder Companies, Inc. (The), Class A	334,686
6,591	Helen of Troy Ltd.(a)	352,553
		1,043,751

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.2% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
5,292	Mueller Industries, Inc.	$402,933

	INDUSTRIAL SUPPORT SERVICES - 0.2%
4,664	DXP Enterprises, Inc.(a)	383,661
546	United Rentals, Inc.	342,178
		725,839
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
2,531	Houlihan Lokey, Inc.	408,757

	INSURANCE - 1.2%
4,845	Assured Guaranty Ltd.	426,845
10,028	CNO Financial Group, Inc.	417,666
3,054	HCI Group, Inc.(b)	455,748
9,438	Jackson Financial, Inc.	790,715
11,443	Lincoln National Corporation	410,918
4,120	MetLife, Inc.	330,795
11,693	NMI Holdings, Inc.(a)	421,533
3,214	Palomar Holdings, Inc.(a)	440,575
3,003	Prudential Financial, Inc.	335,375
		4,030,170
	INTERNET MEDIA & SERVICES - 1.1%
2,742	Airbnb, Inc., Class A(a)	327,559
13,452	Cargurus, Inc.(a)	391,857
1,841	DoorDash, Inc., Class A(a)	336,480
27,959	EverQuote, Inc.(a)	732,245
2,395	Expedia Group, Inc.	402,600
75,772	GoodRx Holdings, Inc.(a)	334,155
23,374	Groupon, Inc.(a)(b)	438,730
4,958	Roku, Inc.(a)	349,242
95,399	Rumble, Inc.(a)(b)	674,470
		3,987,338
	LEISURE FACILITIES & SERVICES - 1.2%
33,913	Accel Entertainment, Inc.(a)	336,417
51,396	Bloomin’ Brands, Inc.	368,509

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.2% (Continued)
	LEISURE FACILITIES & SERVICES - 1.2% (Continued)
5,407	Brinker International, Inc.(a)	$805,913
6,766	Chipotle Mexican Grill, Inc.(a)	339,721
5,973	Dutch Bros, Inc.(a)	368,773
37,195	Genius Sports Ltd.(a)	372,322
3,289	Light & Wonder, Inc.(a)	284,860
37,099	Rush Street Interactive, Inc.(a)	397,701
59,865	Super Group SGHC Ltd.	385,531
16,105	Travel + Leisure Company	745,500
		4,405,247
	LEISURE PRODUCTS - 0.4%
31,420	Fox Factory Holding Corporation(a)	733,343
120,678	Topgolf Callaway Brands Corporation(a)	795,268
		1,528,611
	MACHINERY - 0.9%
2,292	Caterpillar, Inc.	755,901
1,152	Curtiss-Wright Corporation	365,495
18,525	Enerpac Tool Group Corporation	831,031
3,811	Franklin Electric Company, Inc.	357,777
1,936	Lincoln Electric Holdings, Inc.	366,214
15,337	Mueller Water Products, Inc. - Series A	389,867
4,301	Stanley Black & Decker, Inc.	330,661
		3,396,946
	MEDICAL EQUIPMENT & DEVICES - 1.1%
78,523	10X Genomics, Inc., Class A(a)	685,506
476	ABIOMED, Inc. - CVR(a)(i)	486
2,034	Align Technology, Inc.(a)	323,121
43,302	Axogen, Inc.(a)	801,087
152,147	Butterfly Network, Inc.(a)	346,895
21,557	DENTSPLY SIRONA, Inc.	322,062
18,963	Tandem Diabetes Care, Inc.(a)(b)	363,331
44,113	Treace Medical Concepts, Inc.(a)	370,108
62,074	Varex Imaging Corporation(a)	720,058
		3,932,654

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.2% (Continued)
	METALS & MINING - 0.6%
22,202	Alcoa Corporation	$677,161
96,240	Ferroglobe plc	357,050
37,941	Orla Mining Ltd.(a)	354,748
17,216	Osisko Gold Royalties Ltd.	363,602
39,254	SunCoke Energy, Inc.	361,137
		2,113,698
	OIL & GAS PRODUCERS - 1.6%
19,803	Antero Resources Corporation(a)	800,833
20,679	Comstock Resources, Inc.(a)(b)	420,611
26,661	Excelerate Energy, Inc., Class A	764,637
2,103	Gulfport Energy Corporation(a)	387,246
13,980	Magnolia Oil & Gas Corporation, Class A	353,135
18,430	Ovintiv, Inc.	788,804
24,595	Permian Resources Corporation	340,641
17,552	Sitio Royalties Corporation, Class A	348,758
6,386	Sunoco, L.P.	370,771
2,066	Targa Resources Corporation	414,171
46,152	Vermilion Energy, Inc.(b)	373,831
16,757	Vital Energy, Inc.(a)	355,584
		5,719,022
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
29,951	Archrock, Inc.	785,915
14,105	TechnipFMC PLC	446,987
		1,232,902
	REAL ESTATE SERVICES - 0.2%
84,599	Compass, Inc., Class A(a)	738,549

	RENEWABLE ENERGY - 0.7%
31,542	Ameresco, Inc., Class A(a)	381,027
5,570	Enphase Energy, Inc.(a)	345,619
150,689	Fluence Energy, Inc.(a)(b)	730,842

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.2% (Continued)
	RENEWABLE ENERGY - 0.7% (Continued)
238,167	Shoals Technologies Group, Inc., Class A(a)	$790,714
24,305	SolarEdge Technologies, Inc.(a)(b)	393,255
		2,641,457
	RETAIL - CONSUMER STAPLES - 0.3%
4,922	Five Below, Inc.(a)	368,781
5,431	Sprouts Farmers Market, Inc.(a)	828,988
		1,197,769
	RETAIL - DISCRETIONARY - 1.1%
5,340	Abercrombie & Fitch Company, Class A(a)	407,816
1,960	Carvana Company(a)	409,797
27,113	Guess?, Inc.	300,141
220,719	Hertz Global Holdings, Inc.(a)(b)	869,632
1,483	Lowe’s Companies, Inc.	345,880
15,522	MarineMax, Inc.(a)	333,723
1,619	RH(a)	379,510
13,132	Sonic Automotive, Inc., Class A	747,999
21,227	Warby Parker, Inc.(a)	386,968
		4,181,466
	SEMICONDUCTORS - 1.2%
3,369	Advanced Micro Devices, Inc.(a)	346,131
14,549	Ambarella, Inc.(a)	732,252
14,517	CEVA, Inc.(a)	371,780
11,143	Coherent Corp.(a)	723,626
3,745	MACOM Technology Solutions Holdings, Inc.(a)	375,923
11,371	Marvell Technology, Inc.	700,112
62,530	MaxLinear, Inc., A(a)	679,076
3,958	Teradyne, Inc.	326,931
		4,255,831
	SOFTWARE - 3.7%
14,719	ACI Worldwide, Inc.(a)	805,276
897	Adobe, Inc.(a)	344,026
3,345	Atlassian Corporation, Class A(a)	709,842
1,443	Autodesk, Inc.(a)	377,777
27,349	AvePoint, Inc.(a)	394,920

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.2% (Continued)
	SOFTWARE - 3.7% (Continued)
7,830	BILL Holdings, Inc.(a)	$359,319
76,095	Bumble, Inc., Class A(a)	330,252
17,251	C3.ai, Inc., Class A(a)(b)	363,134
42,064	Cellebrite DI Ltd.(a)	817,305
11,214	DigitalOcean Holdings, Inc.(a)	374,435
56,550	DoubleVerify Holdings, Inc.(a)	756,074
12,300	Doximity, Inc., Class A(a)	713,769
3,763	Elastic N.V.(a)	335,283
83,017	Evolent Health, Inc., Class A(a)	786,171
13,687	Five9, Inc.(a)	371,602
3,720	Fortinet, Inc.(a)	358,087
6,757	Intapp, Inc.(a)(b)	394,474
12,432	Klaviyo, Inc.(a)	376,192
1,523	Monday.com Ltd.(a)	370,333
4,113	MongoDB, Inc.(a)	721,420
10,820	Nutanix, Inc., Class A(a)	755,344
15,387	Paymentus Holdings, Inc.(a)	401,601
35,714	PubMatic, Inc., Class A(a)	326,426
28,812	QXO, Inc.	390,114
79,609	SEMrush Holdings, Inc.(a)	742,752
15,557	Upstart Holdings, Inc.(a)	716,089
		13,392,017
	SPECIALTY FINANCE - 0.7%
22,463	Enact Holdings, Inc.	780,590
78,436	Flywire Corporation(a)	745,142
7,708	LendingTree, Inc.(a)	387,481
22,887	PennyMac Mortgage Investment Trust(b)	335,295
15,149	PROG Holdings, Inc.	402,963
		2,651,471
	STEEL - 0.5%
7,747	Commercial Metals Company	356,439
22,935	Mechel PJSC - ADR(a)(i)	—
2,595	Nucor Corporation	312,282
1,228	Reliance, Inc.	354,585

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.2% (Continued)
	STEEL - 0.5% (Continued)
6,385	Steel Dynamics, Inc.	$798,637
		1,821,943
	TECHNOLOGY HARDWARE - 1.6%
44,153	A10 Networks, Inc.	721,460
86,584	ADTRAN Holdings, Inc.(a)	755,011
73,231	CommScope Holding Company, Inc.(a)	388,857
17,035	Credo Technology Group Holding Ltd.(a)	684,126
19,200	Kornit Digital Ltd.(a)	366,336
11,232	Lumentum Holdings, Inc.(a)	700,203
43,856	Pitney Bowes, Inc.	396,897
35,515	TTM Technologies, Inc.(a)	728,413
147,788	Xerox Holdings Corporation	713,816
1,375	Zebra Technologies Corporation, Class A(a)	388,520
		5,843,639
	TECHNOLOGY SERVICES - 1.4%
1,866	Coinbase Global, Inc., Class A(a)	321,381
41,525	Dlocal Ltd./Uruguay(a)	346,319
47,170	DXC Technology Company(a)	804,248
8,990	ExlService Holdings, Inc.(a)	424,418
797	FactSet Research Systems, Inc.	362,348
64,652	Pagaya Technologies Ltd.(a)	677,553
54,031	Payoneer Global, Inc.(a)	394,967
52,478	Priority Technology Holdings, Inc.(a)	357,638
726	S&P Global, Inc.	368,881
21,725	Toast, Inc., Class A(a)	720,617
4,029	TransUnion	334,367
		5,112,737
	TRANSPORTATION & LOGISTICS - 1.1%
4,537	ArcBest Corporation(b)	320,221
3,220	Expeditors International of Washington, Inc.	387,205
140,795	Frontier Group Holdings, Inc.(a)	611,050
33,051	Global Ship Lease, Inc.	755,216
24,661	Marten Transport Ltd.	338,349
3,184	Matson, Inc.	408,093

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares				Fair Value
	COMMON STOCKS — 34.2% (Continued)
	TRANSPORTATION & LOGISTICS - 1.1% (Continued)
27,078	Navigator Holdings Ltd.			$360,408
4,939	United Airlines Holdings, Inc.(a)			341,038
47,485	ZIM Integrated Shipping Services Ltd.(b)			692,807
				4,214,387
	TRANSPORTATION EQUIPMENT - 0.1%
3,876	Allison Transmission Holdings, Inc.			370,817

	WHOLESALE - CONSUMER STAPLES - 0.5%
7,511	Andersons, Inc. (The)			322,447
60,527	Grocery Outlet Holding Corporation(a)			846,168
29,546	United Natural Foods, Inc.(a)			809,265
				1,977,880

	TOTAL COMMON STOCKS (Cost $129,864,295)			125,398,679

	EXCHANGE-TRADED FUNDS — 11.1%
	EQUITY - 11.1%
1,219,316	Counterpoint Quantitative Equity ETF(c)			40,840,380
	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,724,101)

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 34.3%
	U.S. TREASURY BILLS — 34.3%
17,500,000	United States Treasury Bill(d)(h)	4.240	05/20/25	17,399,387
50,000,000	United States Treasury Bill(d)	4.200	06/12/25	49,580,949
10,000,000	United States Treasury Bill(d)(h)	4.220	08/21/25	9,837,686
50,000,000	United States Treasury Bill(d)	4.085	09/25/25	48,996,140
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $125,814,220)			125,814,162

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.4%
	COLLATERAL FOR SECURITIES LOANED - 0.7%
700,000	BlackRock Liquidity FedFund, Institutional Class, 4.35%(e),(f)	$700,000
1,321,382	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class, 4.36%(e),(f)	1,321,382
700,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.37%(e),(f)	700,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,721,382)	2,721,382

	MONEY MARKET FUNDS - 7.7%
27,961,999	Fidelity Treasury Portfolio, Class I, 4.19% (Cost $27,961,999)(f)	27,961,999

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,683,381)	30,683,381

Contracts(g)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
140	S&P E-mini 2nd Week Future	Goldman Sachs	04/11/2025	$5,850	$39,572,750	$1,457,750
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,225,538)

	TOTAL INVESTMENTS - 88.4% (Cost $326,311,535)					$324,194,352
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.6%					42,606,091
	NET ASSETS - 100.0%					$366,800,443

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

CVR	- Contingent Value Right

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PJSC	- Public Joint -Stock Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $5,355,866.

(c)	Affiliated investment.

(d)	Zero coupon bond. Discount rate shown.

(e)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $2,721,382 at March 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $2,922,006.

(f)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(g)	Each contract is equivalent to one futures contract.

(h)	All or a portion of this security is pledged as collateral for total return swaps. As of March 31, 2025, the fair value of the pledged portion is 27,237,073.

(i)	The fair value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

TOTAL RETURN SWAPS
									Unrealized
	Payment				Number Of	Maturity	Notional	Upfront	Appreciation/
Description/Received	Frequency	Currency	Rate Paid*	Counterparty	Contracts	Date	Amount	Payments/Receipts	(Depreciation)
JP Morgan International Long/Short Index Basket**	Maturity	USD	1.47%	JP Morgan	653,900	8/12/2025	$70,257,086	$—	$5,793,755
JP Morgan International Long/Short Index Basket 2**	Maturity	USD	1.60%	JP Morgan	801,400	8/12/2025	80,235,333	—	7,044,040
JP Morgan International Long/Short Index Basket 3**	Maturity	USD	1.35%	JP Morgan	764,300	8/12/2025	77,378,984	—	6,003,131
JP Morgan International Long/Short Index Basket 4**	Maturity	USD	1.26%	JP Morgan	142,000	12/31/2025	14,198,335	—	230,427
JP Morgan U.S. Long/Short Index Basket**	Maturity	USD	1.87%	JP Morgan	393,000	8/12/2025	38,356,951	—	(1,596,439)
JP Morgan U.S. Long/Short Index Basket 2**	Maturity	USD	1.34%	JP Morgan	155,600	8/12/2025	15,658,078	—	250,155
JP Morgan U.S. Long/Short Index Basket 3**	Maturity	USD	1.07%	JP Morgan	71,000	12/31/2025	7,095,499	—	81,323
									17,806,392

									Unrealized
	Payment				Number Of	Maturity	Notional	Upfront	Appreciation/
Description/Paid	Frequency	Currency	Rate Received*	Counterparty	Contracts	Date	Amount	Payments/Receipts	(Depreciation)
JP Morgan U.S. Short Index Basket**	Maturity	USD	OBFR - 0.51%	JP Morgan	606,486	8/13/2025	56,907,205	—	4,642,054
JP Morgan U.S. Short Index Basket 2**	Maturity	USD	OBFR - 0.55%	JP Morgan	613,326	8/13/2025	57,333,020	—	7,247,708
									$11,889,762

									$29,696,154

OBFR - Overnight Bank Funding Rate

*	Rate shown is the all in weighted rate as of March 31, 2025.

**	The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 12.7%
	FIXED INCOME - 12.7%
291,416	AB High Income Municipal Portfolio, Advisor Class	$2,987,017
100	American Century High-Yield Municipal Fund, Class I	875
100	American High-Income Municipal Bond Fund, Class F-3	1,518
100	Delaware National High-Yield Municipal Bond Fund, Institutional Class	1,011
100	Eaton Vance High Yield Municipal Income Fund, Class I	809
100	Franklin High Yield Tax-Free Income Fund, Advisor Class	888
862,343	Goldman Sachs High Yield Municipal Fund, Institutional Class	7,890,437
100	Invesco AMT-Free Municipal Fund, Class Y	671
1,098,054	Invesco Rochester Municipal Opportunities Fund, Class Y	7,345,980
1,344,359	Nuveen High Yield Municipal Bond Fund, Class I	19,520,086
100	PGIM Muni High Income Fund, Class Z	934
120,192	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,009,615
100	T Rowe Price Tax-Free High Yield Fund, Inc., Class I	1,099
	TOTAL OPEN END FUNDS (Cost $39,429,410)	38,760,940

	SHORT-TERM INVESTMENTS — 85.2%
	MONEY MARKET FUNDS - 85.2%
263,184,299	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.00% (Cost $259,184,625)(a)	259,184,625

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
130	U.S. Long Bond Future	Wells Fargo	06/20/2025	$116	$15,120,300	$257,969
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $327,399)

	TOTAL INVESTMENTS - 98.0% (Cost $298,941,434)					$298,203,534
	PUT OPTIONS WRITTEN - 0.0% (Premiums received - $62,603)					(44,688)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%					6,174,690
	NET ASSETS - 100.0%					$304,333,536

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.0% (c)
	PUT OPTIONS WRITTEN - 0.0%(c)
130	U.S. Long Bond Future	Wells Fargo	06/20/2025	$110	$15,120,300	$44,688
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $62,603)

(a)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(b)	Each contract is equivalent to one futures contract.

(c)	Percentage rounds to greater than (0.1%).

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

SWAPTIONS PURCHASED
									Unrealized
			Exercise	Number Of	Expiration	Notional	Fair	Premiums	Appreciation/
Description	Put/Call	Counterparty	Rate	Contracts	Date	Amount	Value	Paid	(Depreciation)
CDX North Amergican High Yield Index Version 1 Series 43	Put	JP Morgan	105	16	7/16/2025	$16,000,000	$291,715	$224,000	$67,715

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

		Counterpoint		Counterpoint
	Counterpoint Tactical	Tactical Equity		Tactical Municipal
	Income Fund	Fund		Fund
ASSETS
Investment securities:
Affiliated investments at cost	$1,895,549	$38,724,101		$—
Unaffiliated investments at cost	2,006,660,096	287,587,434		298,941,434
Total investments at cost	$2,008,555,645	$326,311,535		$298,941,434
Affiliated investments at fair value	$1,903,140	$40,840,380		$—
Unaffiliated investments at fair value *	2,035,419,093	283,353,972		298,203,534
Total investments at value	$2,037,322,233	$324,194,352		$298,203,534
Cash	20,000,000	2,500,000		4,000,000
Cash held for collateral at broker (a)	11,738,121	10,239,687		972,740
Premiums paid on open swap contracts	8,584,564	—		—
Dividends and interest receivable	8,627,731	270,002		1,163,227
Receivable for Fund shares sold	6,380,794	660,983		240,030
Swaptions Purchased, at fair value (Premium $0, $0, $224,000)	—	—		291,715
Due from broker - swaps	204,543	2,583,373		—
Unrealized appreciation on total return swaps	1,481,948	29,696,154		—
Prepaid expenses and other assets	131,774	117,786		53,879
TOTAL ASSETS	2,094,471,708	370,262,337		304,925,125

LIABILITIES
Securities lending collateral	106,449,728	2,721,382		—
Investment advisory fees payable	2,111,886	344,780		183,983
Payable for Fund shares redeemed	2,353,714	386,068		293,495
Unrealized depreciation on credit default swap	1,032,632	—		—
Payable for securities purchased	3,501,456	—		—
Payable to related parties	147,519	346		19,076
Distribution (12b-1) fees payable	91,564	8,569		5,813
Options written (Premiums received $0, $0, $62,603, respectively)	—	—		44,688
Accrued expenses and other liabilities	2,191	749		44,534
TOTAL LIABILITIES	115,690,690	3,461,894		591,589
NET ASSETS	$1,978,781,018	$366,800,443		$304,333,536

NET ASSETS CONSIST OF:
Paid in capital	$1,970,522,996	$318,730,808		$308,453,792
Accumulated earnings (deficit)	$8,258,022	$48,069,635		$(4,120,256)
NET ASSETS	$1,978,781,018	$366,800,443		$304,333,536

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$111,933,238	$30,036,690		$13,166,913
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,960,914	1,329,130		1,257,224
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.24	$22.60	(b)	$10.47
Maximum offering price per share (maximum sales charge of 4.50%, 5.75% and 4.50%, respectively)	$11.77	$23.98	(b)	$10.96

Class C Shares:
Net Assets	$80,567,939	$3,140,753		$3,576,505
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,222,131	148,887		346,940
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.16	$21.09		$10.31

Class I Shares:
Net Assets	$1,786,279,841	$333,623,000		$287,590,118
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	159,172,669	14,436,087		27,419,271
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.22	$23.11	(b)	$10.49

*	Includes Securities Loaned $185,712,003; $5,355,866; $0

(a)	Represents collateral for futures contracts, options purchased, and swaps.

(b)	The NAV and offering price shown above differs from the traded NAV on March 31, 2025 due to financial statement rounding and or financial statement adjustments.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Tactical Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $41,373 and $0, respectively)	$58,046,502	$899,031	$6,358,773
Dividends - Affiliated Investments	140,817	144,906	—
Interest	6,721,030	1,423,964	538,074
Securities lending income	144,641	14,552	16,757
TOTAL INVESTMENT INCOME	65,052,990	2,482,453	6,913,604

EXPENSES
Investment advisory fees	11,813,719	1,809,746	1,071,841
Distribution (12b-1) fees:
Class A	124,177	27,598	16,328
Class C	390,071	11,812	17,169
Third party administrative servicing fees	567,059	86,868	91,872
Administrative services fees	440,253	77,616	81,369
Transfer agent fees	279,233	41,885	37,398
Accounting services fees	141,765	21,717	22,968
Custodian fees	112,192	19,945	20,539
Registration fees	92,246	34,904	34,904
Printing and postage expenses	59,836	6,234	8,727
Compliance officer fees	17,950	8,976	8,976
Audit fees	10,720	10,720	10,720
Trustees’ fees and expenses	9,972	8,976	8,976
Legal fees	8,976	8,976	8,976
Insurance expense	7,979	1,995	1,995
Other expenses	34,904	9,972	7,480
TOTAL EXPENSES	14,111,052	2,187,940	1,450,238

Fees recaptured by the Advisor	—	65,408	—
Fees waived for affiliated investments	(10,548)	(116,117)	—
TOTAL NET EXPENSES	14,100,504	2,137,231	1,450,238

NET INVESTMENT INCOME	50,952,486	345,222	5,463,366

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on unaffiliated investments	2,911,863	638,369	5,454,904
Net realized gain (loss) on affiliated investments	(55,483)	526,932	—
Net realized gain on futures contracts	—	713,483	—
Net realized gain (loss) on future options purchased	(1,095,981)	4,738,207	(1,437,015)
Net realized gain (loss) on swap contracts	41,974	14,903,518	(51,322)
	1,802,373	21,520,509	3,966,567

Net change in unrealized depreciation on unaffiliated investments	(36,659,604)	(11,945,671)	(20,414,702)
Net change in unrealized depreciation on affiliated investments	(117,986)	(1,384,820)	—
Net change in unrealized depreciation on futures contracts	—	(1,031,020)	—
Net change in unrealized appreciation on future options written	—	—	17,915
Net change in unrealized appreciation (depreciation) on future options purchased	—	292,512	(69,430)
Net change in unrealized appreciation on swap contracts	352,461	15,863,861	—
Net change in unrealized appreciation on swaptions purchased	—	—	67,715
	(36,425,129)	1,794,862	(20,398,502)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(34,622,756)	23,315,371	(16,431,935)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,329,730	$23,660,593	$(10,968,569)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
FROM OPERATIONS
Net investment income	$50,952,486	$84,814,966
Net realized gain on investments and swap contracts	1,802,373	3,670,076
Net change in unrealized appreciation (depreciation) on investments and swap contracts	(36,425,129)	56,666,137
Net increase in net assets resulting from operations	16,329,730	145,151,179

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(2,579,233)	(5,287,327)
Class C	(1,762,100)	(3,122,417)
Class I	(46,553,234)	(79,151,469)
Net decrease in net assets resulting from distributions to shareholders	(50,894,567)	(87,561,213)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	29,750,465	58,756,766
Class C	18,987,541	29,341,335
Class I	436,509,721	774,166,326
Net asset value of shares issued in reinvestment of distributions:
Class A	2,529,971	5,190,475
Class C	1,623,194	2,782,155
Class I	41,898,505	70,512,174
Payments for shares redeemed:
Class A	(13,143,590)	(47,491,420)
Class C	(12,052,074)	(16,634,669)
Class I	(260,891,224)	(370,852,150)
Net increase in net assets from shares of beneficial interest	245,212,509	505,770,992

TOTAL INCREASE IN NET ASSETS	210,647,672	563,360,958

NET ASSETS
Beginning of Period	1,768,133,346	1,204,772,388
End of Period	$1,978,781,018	$1,768,133,346

SHARE ACTIVITY
Class A:
Shares Sold	2,613,872	5,224,744
Shares Reinvested	222,509	461,259
Shares Redeemed	(1,152,749)	(4,204,791)
Net increase in shares of beneficial interest outstanding	1,683,632	1,481,212

Class C:
Shares Sold	1,676,232	2,621,104
Shares Reinvested	143,736	248,863
Shares Redeemed	(1,064,656)	(1,487,036)
Net increase in shares of beneficial interest outstanding	755,312	1,382,931

Class I:
Shares Sold	38,318,541	68,995,376
Shares Reinvested	3,689,285	6,273,032
Shares Redeemed	(22,929,682)	(33,023,515)
Net increase in shares of beneficial interest outstanding	19,078,144	42,244,893

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
FROM OPERATIONS
Net investment income	$345,222	$723,084
Net realized gain on investments, foreign currency transactions, securities sold short, futures contracts swap contracts and options purchased	21,520,509	5,586,507
Net change in unrealized appreciation on investments, futures contracts, future options purchased, securities sold short and swap contracts	1,794,862	25,076,930
Net increase in net assets resulting from operations	23,660,593	31,386,521

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(486,902)	(147,292)
Class C	(48,368)	(15,957)
Class I	(5,724,006)	(1,473,689)
Net decrease in net assets resulting from distributions to shareholders	(6,259,276)	(1,636,938)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	16,444,792	8,170,328
Class C	1,276,045	657,825
Class I	183,378,485	119,466,356
Net asset value of shares issued in reinvestment of distributions:
Class A	471,227	146,389
Class C	46,064	14,776
Class I	5,260,828	1,203,587
Payments for shares redeemed:
Class A	(4,478,987)	(1,391,887)
Class C	(81,741)	(306,808)
Class I	(47,413,543)	(31,293,212)
Net increase in net assets from shares of beneficial interest	154,903,170	96,667,354

TOTAL INCREASE IN NET ASSETS	172,304,487	126,416,937

NET ASSETS
Beginning of Period	194,495,956	68,079,019
End of Period	$366,800,443	$194,495,956

SHARE ACTIVITY
Class A:
Shares Sold	740,178	429,026
Shares Reinvested	21,609	9,170
Shares Redeemed	(201,744)	(76,282)
Net increase in shares of beneficial interest outstanding	560,043	361,914

Class C:
Shares Sold	61,056	36,137
Shares Reinvested	2,258	981
Shares Redeemed	(3,978)	(18,083)
Net increase in shares of beneficial interest outstanding	59,336	19,035

Class I:
Shares Sold	8,080,785	6,056,155
Shares Reinvested	236,057	73,959
Shares Redeemed	(2,086,238)	(1,626,777)
Net increase in shares of beneficial interest outstanding	6,230,604	4,503,337

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
FROM OPERATIONS
Net investment income	$5,463,366	$8,072,360
Net realized gain (loss) on investments, futures contracts, future options purchased, swaptions purchased and swaptions written	3,966,567	(1,116,062)
Net change in unrealized appreciation (depreciation) on investments, future options purchased options written, swap contacts, swaptions purchased and swaptions written	(20,398,502)	22,992,544
Net increase (decrease) in net assets resulting from operations	(10,968,569)	29,948,842

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(217,458)	(266,404)
Class C	(47,720)	(43,256)
Class I	(5,109,355)	(7,708,470)
Net decrease in net assets resulting from distributions to shareholders	(5,374,533)	(8,018,130)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,945,497	10,574,316
Class C	1,375,613	1,695,188
Class I	64,667,848	143,994,093
Net asset value of shares issued in reinvestment of distributions:
Class A	208,854	253,107
Class C	44,277	39,198
Class I	4,512,719	6,731,566
Payments for shares redeemed:
Class A	(2,919,645)	(2,299,825)
Class C	(586,165)	(317,690)
Class I	(53,400,832)	(78,059,282)
Net increase in net assets from shares of beneficial interest	17,848,166	82,610,671

TOTAL INCREASE IN NET ASSETS	1,505,064	104,541,383

NET ASSETS
Beginning of Period	302,828,472	198,287,089
End of Period	$304,333,536	$302,828,472

SHARE ACTIVITY
Class A:
Shares Sold	365,961	991,545
Shares Reinvested	19,417	23,599
Shares Redeemed	(273,225)	(216,782)
Net increase in shares of beneficial interest outstanding	112,153	798,362

Class C:
Shares Sold	128,525	160,790
Shares Reinvested	4,183	3,711
Shares Redeemed	(54,989)	(30,590)
Net increase in shares of beneficial interest outstanding	77,719	133,911

Class I:
Shares Sold	5,996,492	13,621,962
Shares Reinvested	419,029	629,271
Shares Redeemed	(4,961,584)	(7,365,412)
Net increase in shares of beneficial interest outstanding	1,453,937	6,885,821

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	March 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021	September 30, 2020
Net asset value, beginning of period	$11.44		$11.00		$11.02		$11.68		$11.04	$10.79
Activity from investment operations:
Net investment income (1)	0.30		0.61		0.59		0.26		0.35	0.23
Net realized and unrealized gain (loss) (2)	(0.21)		0.45		(0.01)		(0.67)		0.65	0.25
Total from investment operations	0.09		1.06		0.58		(0.41)		1.00	0.48
Less distributions from:
Net investment income	(0.29)		(0.62)		(0.60)		(0.25)		(0.36)	(0.23)
Return of Capital	—		—		—		(0.00	) (3)	—	—
Total distributions	(0.29)		(0.62)		(0.60)		(0.25)		(0.36)	(0.23)
Net asset value, end of period	$11.24		$11.44		$11.00		$11.02		$11.68	$11.04
Total return (4)	0.82	% (9)	9.91	% (8)	5.43	% (8)	(3.53)%		9.14%	4.47%
Net assets, at end of period (000’s)	$111,933		$94,662		$74,726		$75,164		$71,948	$66,244
Ratio of gross expenses to average net assets before waiver (5,6)	1.69	% (10)	1.69%		1.72%		1.71%		1.73%	1.78%
Ratio of net expenses to average net assets after waiver (5)	1.69	% (10)	1.69%		1.72%		1.71%		1.73%	1.78%
Ratio of net investment income before waiver to average net assets (5,7)	5.18	% (10)	5.45%		5.38%		2.32%		3.03%	2.12%
Ratio of net investment income after waiver to average net assets (5,7)	5.18	% (10)	5.45%		5.38%		2.32%		3.03%	2.12%
Portfolio Turnover Rate	28	% (9)	61%		1%		493%		36%	232%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	March 31, 2025		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021	September 30, 2020
Net asset value, beginning of period	$11.36		$10.92	$10.95	$11.63		$11.00	$10.76
Activity from investment operations:
Net investment income (1)	0.25		0.53	0.50	0.18		0.26	0.15
Net realized and unrealized gain (loss) (2)	(0.20)		0.45	(0.01)	(0.67)		0.65	0.25
Total from investment operations	0.05		0.98	0.49	(0.49)		0.91	0.40
Less distributions from:
Net investment income	(0.25)		(0.54)	(0.52)	(0.19)		(0.28)	(0.16)
Return of capital	—		—	—	(0.00	) (3)	—	—
Total distributions	(0.25)		(0.54)	(0.52)	(0.19)		(0.28)	(0.16)
Net asset value, end of period	$11.16		$11.36	$10.92	$10.95		$11.63	$11.00
Total return (4)	0.46	% (8)	9.19%	4.56%	(4.26)%		8.30%	3.73%
Net assets, at end of period (000’s)	$80,568		$73,442	$55,541	$53,229		$50,772	$37,748
Ratio of gross expenses to average net assets before waiver (5,6)	2.44	% (9)	2.44%	2.47%	2.46%		2.48%	2.53%
Ratio of net expenses to average net assets after waiver (5)	2.44	% (9)	2.44%	2.47%	2.46%		2.48%	2.53%
Ratio of net investment income before waiver to average net assets (5,7)	4.45	% (9)	4.69%	4.64%	1.56%		2.27%	1.40%
Ratio of net investment income after waiver to average net assets (5,7)	4.45	% (9)	4.69%	4.64%	1.56%		2.27%	1.40%
Portfolio Turnover Rate	28	% (8)	61%	1%	493%		36%	232%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	March 31, 2025		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021	September 30, 2020
Net asset value, beginning of period	$11.42		$10.98	$11.01	$11.67		$11.04	$10.78
Activity from investment operations:
Net investment income (1)	0.31		0.64	0.62	0.28		0.37	0.26
Net realized and unrealized gain (loss) (2)	(0.20)		0.45	(0.02)	(0.66)		0.65	0.26
Total from investment operations	0.11		1.09	0.60	(0.38)		1.02	0.52
Less distributions from:
Net investment income	(0.31)		(0.65)	(0.63)	(0.28)		(0.39)	(0.26)
Return of capital	—		—	—	(0.00	) (3)	—	—
Total distributions	(0.31)		(0.65)	(0.63)	(0.28)		(0.39)	(0.26)
Net asset value, end of period	$11.22		$11.42	$10.98	$11.01		$11.67	$11.04
Total return (4)	0.92	% (8)	10.20%	5.61%	(3.31)%		9.32%	4.83%
Net assets, at end of period (000s)	$1,786,280		$1,600,030	$1,074,505	$883,270		$769,603	$400,046
Ratio of gross expenses to average net assets before waiver (5,6)	1.44	% (9)	1.44%	1.47%	1.46%		1.48%	1.53%
Ratio of net expenses to average net assets after waiver (5)	1.44	% (9)	1.44%	1.47%	1.46%		1.48%	1.53%
Ratio of net investment income before waiver to average net assets (5,7)	5.44	% (9)	5.69%	5.66%	2.51%		3.23%	2.38%
Ratio of net investment income after waiver to average net assets (5,7)	5.44	% (9)	5.69%	5.66%	2.51%		3.23%	2.38%
Portfolio Turnover Rate	28	% (8)	61%	1%	493%		36%	232%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	March 31, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of period	$21.07		$16.02		$15.76		$11.08	$10.30	$12.60
Activity from investment operations:
Net investment income (loss) (1)	(0.00	) (12)	0.07		0.11		(0.09)	(0.09)	(0.05)
Net realized and unrealized gain (loss) (2)	2.01		5.34		0.63		4.77	0.87	(2.25)
Total from investment operations	2.01		5.41		0.74		4.68	0.78	(2.30)
Less distributions from:
Net investment income	(0.02)		(0.36)		—		—	—	—
Return of capital	—		—		(0.11)		—	—	—
Net realized gains	(0.46)		—		(0.37)		—	—	—
Total distributions	(0.48)		(0.36)		(0.48)		—	—	—
Net asset value, end of period	$22.60		$21.07		$16.02		$15.76	$11.08	$10.30
Total return (3)	9.60	% (8,10)	34.50	% (8)	4.80	% (8)	42.24%	7.57%	(18.25)%
Net assets, at end of period (000s)	$30,037		$16,205		$6,521		$5,203	$839	$2,074
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	1.65	% (9,11)	1.82	% (9)	2.03%		2.10%	3.74%	2.82%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	1.69	% (9,11)	1.93	% (9)	2.00%		2.00%	2.04%	2.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	0.08	% (11)	0.56%		0.69%		(0.69)%	(2.66)%	(1.27)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	0.04	% (11)	0.45%		0.72%		(0.59)%	(0.96)%	(0.45)%
Portfolio Turnover Rate	141	% (10)	230%		391%		350%	230%	259%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	N/A	N/A	3.70%	2.82%

Net expenses to average net assets	N/A	N/A	N/A	N/A	2.00%	2.00%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:

Gross expenses to average net assets	1.73	% (11)	1.89%	N/A	N/A	N/A	N/A

Net expenses to average net assets	1.77	% (11)	2.00%	N/A	N/A	N/A	N/A

(10)	Not annualized.

(11)	Annualized.

(12)	Amount is less than $0.01.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	March 31, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of period	$19.77		$15.04		$14.93		$10.58	$9.91	$12.22
Activity from investment operations:
Net investment loss (1)	(0.09)		(0.06	) (10)	(0.01)		(0.22)	(0.16)	(0.15)
Net realized and unrealized gain (loss) (2)	1.88		5.03		0.60		4.57	0.83	(2.16)
Total from investment operations	1.79		4.97		0.59		4.35	0.67	(2.31)
Less distributions from:
Net investment income	(0.01)		(0.24)		—		—	—	—
Return of capital	—		—		(0.11)		—	—	—
Net realized gains	(0.46)		—		(0.37)		—	—	—
Total distributions	(0.47)		(0.24)		(0.48)		—	—	—
Net asset value, end of period	$21.09		$19.77		$15.04		$14.93	$10.58	$9.91
Total return (3)	9.19	% (8,11)	33.55	% (8)	4.04	% (8)	41.12%	6.76%	(18.90)%
Net assets, at end of period (000s)	$3,141		$1,770		$1,060		$1,024	$516	$581
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	2.40	% (9,12)	2.57	% (9)	2.78%		2.85%	4.49%	3.57%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	2.44	% (9,12)	2.68	% (9)	2.75%		2.75%	2.79%	2.75%
Ratio of net investment loss before waiver/recapture to average net assets (4,7)	(0.71	)% (12)	(0.16)%		(0.10)%		(1.61)%	(3.43)%	(2.08)%
Ratio of net investment loss after waiver/recapture to average net assets (4,7)	(0.75	)% (12)	(0.27)%		(0.07)%		(1.51)%	(1.73)%	(1.26)%
Portfolio Turnover Rate	141	% (11)	230%		391%		350%	230%	259%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	N/A	N/A	4.45%	3.57%

Net expenses to average net assets	N/A	N/A	N/A	N/A	2.75%	2.75%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:

Gross expenses to average net assets	2.48	% (12)	2.64%	N/A	N/A	N/A	N/A

Net expenses to average net assets	2.52	% (12)	2.75%	N/A	N/A	N/A	N/A

(10)	The amount of net investment loss on investment per share for the period ended does not align with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(11)	Not annualized.

(12)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	March 31, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of period	$21.51		$16.34		$16.03		$11.24	$10.43	$12.73
Activity from investment operations:
Net investment income (loss) (1)	0.02		0.12		0.14		(0.06)	(0.06)	(0.03)
Net realized and unrealized gain (loss) (2)	2.06		5.45		0.65		4.85	0.87	(2.27)
Total from investment operations	2.08		5.57		0.79		4.79	0.81	(2.30)
Less distributions from:
Net investment income	(0.02)		(0.40)		—		—	—	—
Return of capital	—		—		(0.11)		—	—	—
Net realized gains	(0.46)		—		(0.37)		—	—	—
Total distributions	(0.48)		(0.40)		(0.48)		—	—	—
Net asset value, end of period	$23.11		$21.51		$16.34		$16.03	$11.24	$10.43
Total return (3)	9.74	% (8,10)	34.88	% (8)	5.03	% (8)	42.62%	7.77%	(18.07)%
Net assets, at end of period (000s)	$333,623		$176,520		$60,498		$70,029	$10,911	$8,121
Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	1.40	% (9,11)	1.57	% (9)	1.78%		1.85%	3.49%	2.57%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	1.44	% (9,11)	1.68	% (9)	1.75%		1.75%	1.79%	1.75%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	0.31	% (11)	0.80%		0.88%		(0.50)%	(2.34)%	(1.07)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	0.27	% (11)	0.69%		0.91%		(0.40)%	(0.64)%	(0.25)%
Portfolio Turnover Rate	141	% (10)	230%		391%		350%	230%	259%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (6)	N/A	N/A	N/A	N/A	3.45%	2.57%

Net expenses to average net assets	N/A	N/A	N/A	N/A	1.75%	1.75%

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:

Gross expenses to average net assets	1.48	% (11)	1.64%	N/A	N/A	N/A	N/A

Net expenses to average net assets	1.52	% (11)	1.75%	N/A	N/A	N/A	N/A

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	March 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021	September 30, 2020
Net asset value, beginning of period	$11.04		$10.12		$10.49		$10.98		$10.65	$10.47
Activity from investment operations:
Net investment income (loss) (1)	0.18		0.31		0.31		(0.03)		0.23	0.19
Net realized and unrealized gain (loss) (2)	(0.57)		0.91		(0.39)		(0.18)		0.42	0.16
Total from investment operations	(0.39)		1.22		(0.08)		(0.21)		0.65	0.35
Less distributions from:
Net investment income	(0.18)		(0.30)		(0.28)		(0.01)		(0.23)	(0.17)
Return of capital	—		—		(0.01)		(0.00	) (3)	—	—
Net realized gains	—		—		—		(0.27)		(0.09)	—
Total distributions	(0.18)		(0.30)		(0.29)		(0.28)		(0.32)	(0.17)
Net asset value, end of period	$10.47		$11.04		$10.12		$10.49		$10.98	$10.65
Total return (4)	(3.60	)% (9)	12.24	% (8)	(0.75	)% (8)	(1.93)%		6.13%	3.37%
Net assets, at end of period (000s)	$13,167		$12,646		$3,509		$4,483		$1,872	$1,373
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	1.18	% (10)	1.19%		1.22%		1.23%		1.40%	1.61%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.18	% (10)	1.22%		1.25%		1.25%		1.25%	1.25%
Ratio of net investment income (loss) before waiver/recapture to average net assets (5,7)	3.33	% (10)	2.96%		2.96%		(0.30)%		1.94%	1.44%
Ratio of net investment income (loss) after waiver/recapture to average net assets (5,7)	3.33	% (10)	2.93%		2.93%		(0.32)%		2.09%	1.80%
Portfolio Turnover Rate	146	% (9)	13%		289%		563%		12%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	March 31, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of period	$10.88		$9.98		$10.35		$10.91	$10.59	$10.46
Activity from investment operations:
Net investment income (loss) (1)	0.14		0.23		0.22		(0.12)	0.15	0.08
Net realized and unrealized gain (loss) (2)	(0.57)		0.90		(0.37)		(0.17)	0.41	0.18
Total from investment operations	(0.43)		1.13		(0.15)		(0.29)	0.56	0.26
Less distributions from:
Net investment income	(0.14)		(0.23)		(0.21)		—	(0.15)	(0.13)
Return of capital	—		—		(0.01)		—	—	—
Net realized gains	—		—		—		(0.27)	(0.09)	—
Total distributions	(0.14)		(0.23)		(0.22)		(0.27)	(0.24)	(0.13)
Net asset value, end of period	$10.31		$10.88		$9.98		$10.35	$10.91	$10.59
Total return (3)	(3.95	)% (8)	11.40	% (7)	(1.47	)% (7)	(2.70)%	5.31%	2.54%
Net assets, at end of period (000s)	$3,577		$2,930		$1,351		$2,419	$923	$669
Ratio of gross expenses to average net assets before waiver/recapture (4,5)	1.93	% (9)	1.94%		1.97%		1.98%	2.15%	2.36%
Ratio of net expenses to average net assets after waiver/recapture (4)	1.93	% (9)	1.97%		2.00%		2.00%	2.00%	2.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,6)	2.58	% (9)	2.17%		2.14%		(1.08)%	1.20%	0.39%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,6)	2.58	% (9)	2.14%		2.11%		(1.10)%	1.35%	0.75%
Portfolio Turnover Rate	146	% (8)	13%		289%		563%	12%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the	For the		For the	For the
	March 31, 2025		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2024		September 30, 2023	September 30, 2022		September 30, 2021	September 30, 2020
Net asset value, beginning of period	$11.06		$10.14		$10.50	$10.98		$10.65	$10.47
Activity from investment operations:
Net investment income (loss) (1)	0.19		0.34		0.33	(0.01)		0.26	0.19
Net realized and unrealized gain (loss) (2)	(0.57)		0.91		(0.37)	(0.18)		0.41	0.18
Total from investment operations	(0.38)		1.25		(0.04)	(0.19)		0.67	0.37
Less distributions from:
Net investment income	(0.19)		(0.33)		(0.31)	(0.02)		(0.25)	(0.19)
Return of capital	—		—		(0.01)	(0.00	) (3)	—	—
Net realized gains	—		—		—	(0.27)		(0.09)	—
Total distributions	(0.19)		(0.33)		(0.32)	(0.29)		(0.34)	(0.19)
Net asset value, end of period	$10.49		$11.06		$10.14	$10.50		$10.98	$10.65
Total return (4)	(3.47	)% (9)	12.49	% (8)	(0.40)%	(1.78)%		6.39%	3.60%
Net assets, at end of period (000s)	$287,590		$287,252		$193,428	$164,336		$86,253	$44,840
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	0.93	% (10)	0.94%		0.97%	0.98%		1.15%	1.36%
Ratio of net expenses to average net assets after waiver/recapture (5)	0.93	% (10)	0.97%		1.00%	1.00%		1.00%	1.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (5,7)	3.59	% (10)	3.19%		3.23%	(0.10)%		2.18%	1.45%
Ratio of net investment income (loss) after waiver/recapture to average net assets (5,7)	3.59	% (10)	3.16%		3.20%	(0.12)%		2.33%	1.81%
Portfolio Turnover Rate	146	% (9)	13%		289%	563%		12%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2025

1.	ORGANIZATION

Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of the Funds are as follows:

Counterpoint Tactical Income Fund - seeks income and capital preservation.

Counterpoint Tactical Equity Fund - seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund – seeks tax-free income and capital preservation.

Counterpoint Tactical Income Fund and Counterpoint Tactical Municipal Fund are “fund of funds” in that each Fund will generally invest in other investment companies. Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of each Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$348,620,320	$—	$—	$348,620,320
Open End Funds	1,208,463,451	—	—	1,208,463,451
Corporate Bonds	—	116,429,031	—	116,429,031
U.S. Government & Agencies	—	248,372,788	—	248,372,788
Collateral For Securities Loaned	106,449,728	—	—	106,449,728
Money Market Fund	8,986,915	—	—	8,986,915
Total Return Swap	—	1,481,948	—	1,481,948
Total	$1,672,520,414	$366,283,767	$—	$2,038,804,181
Liabilities*	Level 1	Level 2	Level 3	Total
Credit Default Swap	$—	$1,032,632	$—	$1,032,632
Total	$—	$1,032,632	$—	$1,032,632

Counterpoint Tactical Equity Fund

Assets *	Level 1	Level 2	Level 3**	Total
Common Stocks	125,398,193	—	486	125,398,679
Exchange Traded Funds	40,840,380	—	—	40,840,380
U.S. Government & Agencies	—	125,814,162	—	125,814,162
Collateral For Securities Loaned	2,721,382	—	—	2,721,382
Money Market Fund	27,961,999	—	—	27,961,999
Future Options Purchased	1,457,750	—	—	1,457,750
Total Return Swaps	—	29,696,154	—	29,696,154
Total	$198,379,704	$155,510,316	$486	$353,890,506

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	38,760,940	—	—	38,760,940
Money Market Fund	259,184,625	—	—	259,184,625
Future Option Purchased	257,969	—	—	257,969
Swaptions Purchased	—	291,715	—	291,715
Total	$298,203,534	$291,715	$—	$298,495,249
Liabilities *
Future Option Written	$44,688	$—	$—	$44,688
Total	$44,688	$—	$—	$44,688

*	Please refer to the Schedule of Investments for industry classifications.

**	During the period the Counterpoint Tactical Equity Fund held a Level 3 security with a value of $0 as of March 31, 2025.

The following is a reconciliation for the Counterpoint Tactical Equity Fund for which Level 3 inputs were used in determining value:

	Beginning
	balance				Net transfers		Change in
	September 30,				in/(out) of	Total Realized	unrealized	Ending balance
	2024	Conversion	Net Purchases	Net Sales	Level 3	Gain/(Loss)	appreciation	March 31, 2025
Mechel PJSC	$0	$—	$—	$—	$—	$—	$—	$0
ABIOMED, Inc. - CVR	486	—	—	—	—	—	—	486
	$486	$—	$—	$—	$—	$—	$—	$486

Quantitative disclosures of unobservable inputs and assumptions used by the Counterpoint Tactical Equity Fund are below:

Common Stock	Fair Value	Valutation Techniques	Unobservable Input	Input
Mechel PJSC	$—	Market Approach	Discount for lack of marketability (DLOM)	100%

ABIOMED, Inc. - CVR	$486	Market Approach	Potential future cash payments	$1.02 per share

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. Each Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. A Fund may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objectives and each Fund may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to each Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Credit Default Swaps – Certain Funds may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined period payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Fund would be liable for the notional amount of the swap.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statement of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statement of Operations.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with a Fund.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; tariffs and trade wars, climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 through September 30, 2024 or expected to be taken in the Funds’ September 30, 2025 tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

For the six months ended March 31, 2025, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$11,813,719
Counterpoint Tactical Equity Fund	$1,809,746
Counterpoint Tactical Municipal Fund	$1,071,841

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least February 1, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares, respectively, of the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ written notice to the Advisor.

During the six months ended March 31, 2025, the Advisor waived/recaptured advisory fees pursuant to the Waiver Agreements as follows:

	Advisory Fee Waiver	Advisory Fee Recapture
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	$—	$65,408
Counterpoint Tactical Municipal Fund	$—	$—

During the six months ended March 31, 2025 the Counterpoint Tactical Income Fund invested a portion of its assets in the Counterpoint High Yield Trend ETF and the Counterpoint Tactical Equity Fund invested a portion of its assets in the Counterpoint Quantitative Equity ETF which are also managed by the Advisor. The Advisor waived $10,548 of its advisory based on the Counterpoint Tactical Income Fund’s investment in the Counterpoint High Yield Trend ETF and $116,117 of its advisory fee based on

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

the Counterpoint Tactical Equity Fund’s investment in the Counterpoint Quantitative Equity ETF both of which are not subject to recapture.

As of March 31, 2025, there are no previously waived fees available for recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2025 the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$124,177	$390,071
Counterpoint Tactical Equity Fund	$27,598	$11,812
Counterpoint Tactical Municipal Fund	$16,328	$17,169

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2025, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Underwriter
Counterpoint Tactical Income Fund	$46,689	$5,799
Counterpoint Tactical Equity Fund	$44,440	$7,292
Counterpoint Tactical Municipal Fund	$1,972	$267

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$571,673,906	$458,423,002
Counterpoint Tactical Equity Fund	$345,214,592	$277,644,130
Counterpoint Tactical Municipal Fund	$326,554,758	$571,051,893

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2025.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income Contracts/Credit risk	Unrealized depreciation on credit default swap	$(1,032,632)

Fixed Income Contracts/Credit risk	Premiums paid on open swap contracts	8,584,564

Fixed Income Contracts/Credit risk	Unrealized appreciation on total return swap	1,481,948

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	$29,696,154

Equity Contract/Equity Price Risk	Investment securities at value - future options purchased	1,457,750

Counterpoint Tactical Municipal Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Interest Rate Contracts/Interest Rate Risk	Investment securities at value - future options purchased	$257,969

Interest Rate Contracts/Interest Rate Risk	Options Written	44,688

Fixed Income Contracts/Credit Risk	Swaptions Purchased, at fair value	291,715

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the six months ended March 31, 2025.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed Income Contracts/Credit Risk	$41,974	$352,461

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Interest rate contracts/Interest Rate Risk	$(1,925,621)	$—
Equity Contracts/Equity Price Risk	829,640	—
	$(1,095,981)	$—

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$713,483	$(1,031,020)

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Future Options Purchased	On Future Options Purchased
Equity Contracts/Equity Price Risk	$4,738,207	$292,512

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$14,903,518	$15,863,861

Counterpoint Tactical Municipal Fund

		Change In Unrealized
Contract type/	Realized Gain On Future	Depreciation
Primary Risk Exposure	Options Purchased	On Future Options Purchased
Interest Rate Contracts/Interest Rate Risk	$(1,627,368)	$(69,430)
Equity Contracts/Equity Price Risk	$190,353	$—
	$(1,437,015)	$(69,430)

		Change In Unrealized
Contract type/	Realized Gain On Future	Depreciation
Primary Risk Exposure	Options Written	On Future Options Written
Interest Rate Contracts/Interest Rate Risk	$—	$17,915

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Fixed Income Contracts/Credit Risk	$—	$67,715

The notional value of the derivative instruments outstanding as of March 31, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

During the six months ended March 31 2025, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2025 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized appreciation on credit default swap	Wells Fargo	$—		$(1,032,632	) (1)	$(1,032,632)	$—	$1,032,632	(2)	$—
	JP Morgan	$1,481,948	(1)	$—		$1,481,948	$—	$—		$1,481,948
		$1,481,948		$(1,032,632)		$449,316	$—	$1,032,632		$1,481,948

Counterpoint Tactical Equity Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statements of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized appreciation (depreciation) on total return swaps	JP Morgan	$31,292,593	(1)	$(1,596,439	) (1)	$29,696,154	$—	$—		$29,696,154
Investment in future put options purchased	Goldman Sachs	1,457,750	(1)	—		1,457,750	—	—		1,457,750
		$32,750,343		$(1,596,439)		$31,153,904	$—	$—		$31,153,904

Counterpoint Tactical Municipal Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statements of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Investment in future put options purchased	Wells Fargo	$257,969	(1)	$—		$257,969	$—	$—		$257,969
Options Written	Wells Fargo	—		(44,688	) (1)	(44,688)	—	44,688	(2)	—
Swaptions Purchased, at fair value	JP Morgan	291,715	(1)	—		291,715	—	—		291,715
		$549,684		$(44,688)		$504,996	$—	$44,688		$549,684

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty.

As of March 31, 2025, the Funds held cash collateral at the broker for swaps, swaptions, futures, and future options. These amounts are listed in the Statement of Assets and Liabilities under “cash held for collateral at broker” as follows:

Cash Held For Collateral At Broker
Counterpoint Tactical Income Fund	$11,738,121
Counterpoint Tactical Equity Fund	10,239,687
Counterpoint Tactical Municipal Fund	972,740

As of March 31, 2025, the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund held securities as collateral for total return swaps in the amount of $5,988,681 and $27,237,073, respectively. These are shown in the schedule of investments.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2025, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Deprectiation)
Counterpoint Tactical Income Fund	$2,008,651,221	$37,158,873	$(8,038,545)	$29,120,328
Counterpoint Tactical Equity Fund	$326,370,035	$36,234,034	$(8,713,563)	$27,520,471
Counterpoint Tactical Municipal Fund	$299,210,831	$95,994	$(856,264)	$(760,270)

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended September 30, 2024 and September 30, 2023 was as follows:

For the year ended September 30, 2024:

	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint Tactical Income Fund	$87,561,213	$—	$—	$—	$87,561,213
Counterpoint Tactical Equity Fund	1,636,938	—	—	—	1,636,938
Counterpoint Tactical Municipal Fund	100,141	—	7,917,989	—	8,018,130

For the year ended September 30, 2023:

	Ordinary	Long-Term		Return of
	Income	Capital Gains	Exempt Income	Capital	Total
Counterpoint Tactical Income Fund	$63,175,656	$—	$—	$—	$63,175,656
Counterpoint Tactical Equity Fund	1,929,804	—	—	576,290	2,506,094
Counterpoint Tactical Municipal Fund	542,599	—	5,579,503	198,768	6,320,870

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$—	$1,062,297	$—	$—	$(23,688,040)	$—	$65,448,602	$42,822,859
Counterpoint Tactical Equity Fund	—	5,158,880	812,940	—	—	—	24,696,498	30,668,318
Counterpoint Tactical Municipal Fund	—	54,230	—	(1,182,021)	(6,287,595)	—	19,638,232	12,222,846

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market treatment on swaps, options, futures contracts, and passive foreign investment companies, adjustments for partnerships, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	—
Counterpoint Tactical Municipal Fund	1,182,021

At September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

				Capital Loss
	Non-Expiring			Carre Forward
	Short-Term	Long-Term	Total	Utilized
Counterpoint Tactical Income Fund	$18,850,435	$4,837,605	$23,688,040	$—
Counterpoint Tactical Equity Fund	—	—	—	—
Counterpoint Tactical Municipal Fund	6,287,595	—	6,287,595	—

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

During the fiscal period ended September 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and adjustments for prior year tax returns resulted in reclassification for the year ended September 30, 2024 for the Funds as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	1,160,475	(1,160,475)
Counterpoint Tactical Municipal Fund	—	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Municipal Fund (the “Municipal Fund”) currently invests a significant portion of its assets in the BlackRock Liquidity Funds Muni Cash, Institutional Class (the “BlackRock Fund”). The Municipal Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Municipal Fund and its shareholders to do so. The performance of the Municipal Fund will be directly affected by the performance of the BlackRock Fund. The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Municipal Fund’s financial statements. As of March 31, 2025 the percentage of the Municipal Fund’s net assets invested in the BlackRock Fund was 85.2%.

9.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

Companies that are affiliates at March 31, 2025 are noted in each Fund’s Schedule of Investments. The financial statements for the investments noted in the table below can be found at https://counterpointfunds.com/resources/. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Counterpoint Tactical Income Fund

Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End of	Credited to	Shares End
	Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Period	Income	of Period
Counterpoint High Yield Trend ETF	$7,540,724	$2,241,894	$(7,706,009)	$(55,483)	$(117,986)	$1,903,140	$140,817	87,300

Counterpoint Tactical Equity Fund

Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End of	Credited to	Shares End
	Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	Period	Income	of Period
Counterpoint Quantitative Equity ETF	$24,242,186	$19,287,531	$(1,831,449)	$526,932	$(1,384,820)	$40,840,380	$144,906	1,219,316

10.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with J.P. Morgan, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

The following table sets forth the remaining contractual maturity of the collateral held by the Funds as of March 31, 2025:

		Overnight and	Up to	30-90	Greater than
Fund	Collateral For Securities Loaned	Continuous	30 days	days	90 Days	Total
Counterpoint Tactical Income Fund
	BlackRock Liquidity FedFund, Institutional Class	$30,000,000	$—	$—	$—	$30,000,000
	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	46,449,728	—	—	—	46,449,728
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	30,000,000	—	—	—	30,000,000
	U.S. Government	—	—	—	83,536,905	83,536,905
		$106,449,728	$—	$—	$83,536,905	$189,986,633

Counterpoint Tactical Equity Fund
	BlackRock Liquidity FedFund, Institutional Class	$700,000	$—	$—	$—	$700,000
	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	1,321,382	—	—	—	1,321,382
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	700,000	—	—	—	700,000
	U.S. Government	—	—	—	2,922,006	2,922,006
		$2,721,382	$—	$—	$2,922,006	$5,643,388

At March 31, 2025, the Funds loaned securities and received cash collateral for the loan. This cash was invested in the BlackRock Liquidity FedFund Institutional Class, the Dreyfus Treasury Obligations Cash Management Fund Institutional Class, and the Morgan Stanley Institutional Liquidity Funds – Government Portfolio Institutional Class. Each Fund receives compensation relating to the lending of its securities as reflected in the Statement of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Funds at March 31, 2025 were as follows.

Fair Value of
Securities Loaned
Counterpoint Tactical Income Fund	$185,712,003
Counterpoint Tactical Equity Fund	5,355,866

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested. As of March 31, 2025, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Counterpoint Tactical Income Fund	$106,449,728
Counterpoint Tactical Equity Fund	2,721,382

These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

The Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund received non-cash collateral in the amount of $83,536,905 and $2,922,006, respectively. Non-cash collateral cannot be pledged or sold by the fund.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Counterpoint Tactical Income Fund	32.08%
National Financial Services LLC	Counterpoint Tactical Income Fund	25.06%
Charles Schwab & Co., Inc.	Counterpoint Tactical Equity Fund	34.95%
National Financial Services LLC	Counterpoint Tactical Equity Fund	27.56%
Charles Schwab & Co., Inc.	Counterpoint Tactical Municipal Fund	26.07%
National Financial Services LLC	Counterpoint Tactical Municipal Fund	31.58%

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS

ADDITIONAL INFORMATION (Unaudited)

March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By /s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/3/2025

By /s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 6/3/2025